Cover	Aug. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 02, 2022
Entity File Number	001-37359
Entity Registrant Name	Blueprint Medicines Corporation
Entity Central Index Key	0001597264
Entity Tax Identification Number	26-3632015
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	45 Sidney Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	617
Local Phone Number	374-7580
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	BPMC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false